RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - Nistec [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Related Party Transaction [Line Items]
Percentage discount on purchases	10.00%	10.00%
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of discount on excess inventory	50.00%	50.00%
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Manangement fees | $	$ 26
NIS [Member]
Related Party Transaction [Line Items]
Total purchases		₪ 300
Reimbursement expense		10
Manangement fees		₪ 90